Share-based Payments - Schedule of Fair Value Measurement of Cash Settled Share-based Payments (Parenthetical) (Details)	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected dividend yield for first five years	0.00%
Expected dividend yield from sixth year onwards	1.60%